Equity - Additional Information (Detail) In Millions, unless otherwise specified	Aug. 31, 2012	Apr. 29, 2013 Maximum
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		15
Stock Repurchase Program, Number of Shares Authorized to be Repurchased Each Fiscal Year	7.5
Stock Repurchase Program, Percentage of Shares Outstanding Authorized to be Repurchased Each Fiscal Year	5.00%